ONEOK PARTNERS (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total current assets			$ 1,429,684	$ 975,210
Net property, plant and equipment			12,571,403	12,373,989
Total investments and other assets			2,137,664	2,096,912
Total assets			16,138,751	15,446,111	$ 15,261,773
Total current liabilities			2,836,701	1,638,266
Long-term debt, excluding current maturities			7,919,996	8,323,582
Total deferred credits and other liabilities			$ 1,953,139	1,717,927
Ownership interest			41.20%
Common units			41.3
Class B units			73.0
Aggregate Amount Of Common Units Available For Issuance And Sale Under Equity Distribution Agreement			$ 650,000
Remaining Capacity of At The Market Equity Program			$ 138,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance				393,997	1,020,530
Partnership agreement			Cash Distributions - We receive distributions from ONEOK Partners on our common and Class B units and our 2 percent general partner interest, which includes our incentive distribution rights. Under the Partnership Agreement, distributions are made to the partners with respect to each calendar quarter in an amount equal to 100 percent of available cash as defined in the Partnership Agreement. Available cash generally will be distributed 98 percent to limited partners and 2 percent to the general partner. The general partner’s percentage interest in quarterly distributions is increased after certain specified target levels are met during the quarter. Under the incentive distribution provisions, as set forth in the Partnership Agreement, the general partner receives: 15 percent of amounts distributed in excess of $0.3025 per unit; 25 percent of amounts distributed in excess of $0.3575 per unit; and 50 percent of amounts distributed in excess of $0.4675 per unit.
Roadrunner Gas Transmission [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			$ 7,700	5,400
Limited Partner [Member]
Related Party Transaction [Line Items]
Total current assets			1,174,245	883,164
Net property, plant and equipment			12,462,692	12,256,791
Total investments and other assets			1,832,410	1,787,631
Total assets			15,469,347	14,927,586
Total current liabilities			2,824,376	1,580,300
Long-term debt, excluding current maturities			6,291,307	6,695,312
Total deferred credits and other liabilities			175,844	154,631
Total liabilities			9,291,527	8,430,243
ONEOK [Member]
Related Party Transaction [Line Items]
Revenues			0	0	53,526
Expenses [Abstract]
Cost of sales and fuel			0	0	10,835
Operating expenses			388,142	368,346	330,541
Total expenses			$ 388,142	$ 368,346	$ 341,376
Distribution Paid [Member]
Related Party Transaction [Line Items]
Distribution (in dollars per unit)			$ 3.16	$ 3.16	$ 3.01
Total distributions			$ 1,332,003	$ 1,230,475	$ 1,052,245
Distribution Declared [Member]
Related Party Transaction [Line Items]
Distribution (in dollars per unit)			$ 3.16	$ 3.16	$ 3.07
Total distributions			$ 1,332,003	$ 1,267,770	$ 1,105,457
General Partner [Member]
Related Party Transaction [Line Items]
Ownership interest			2.00%
General Partner [Member] | Distribution Paid [Member]
Related Party Transaction [Line Items]
General partner distributions			$ 26,640	24,610	21,044
Incentive distributions			402,152	371,500	304,999
Distributions to general partner			428,792	396,110	326,043
General Partner [Member] | Distribution Declared [Member]
Related Party Transaction [Line Items]
General partner distributions			26,640	25,356	22,109
Incentive distributions			402,152	382,759	326,022
Distributions to general partner			$ 428,792	408,115	348,131
Limited Partner [Member]
Related Party Transaction [Line Items]
Ownership interest			39.20%
Limited Partner [Member] | Distribution Paid [Member]
Related Party Transaction [Line Items]
Limited partner distributions to ONEOK			$ 361,292	310,230	279,292
Partners Capital Account Distributions to Other Unitholders			541,919	524,135	446,910
Limited Partner [Member] | Distribution Declared [Member]
Related Party Transaction [Line Items]
Limited partner distributions to ONEOK			361,292	327,250	284,860
Partners Capital Account Distributions to Other Unitholders			$ 541,919	532,405	472,466
Issued under public offering [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Interest in Partnership Unit		$ 714,500
Partners' Capital Account, Contributions		$ 15,000
Partners' Capital Account, Units, Sold in Public Offering		13.9
Public offering price of common units		$ 52.94
Issued Under Equity Distribution Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Interest in Partnership Unit				$ 381,600	$ 402,100
Partners Capital Account Units Sold Under Equity Distribution Agreement			0.0	10.5	7.9
Private Placement [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Sold in Private Placement	21.5
Per Unit Offering Price Under Private Placement	$ 30.17
Proceeds from Sale of Interest in Partnership Unit	$ 749,000
Partners' Capital Account, Contributions	$ 15,300
Partners Capital Account Units Sold Under Equity Distribution Agreement	3.3